UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21876


                 First Trust Tax-Advantaged Preferred Income Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 241-4141
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: October 31
                                               ----------


             Date of reporting period: July 1, 2006 - June 30, 2007
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Proxy Voting Record


------------------------------------------------
FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
------------------------------------------------


                                                                                       Proposed
                                               Shareholder                             by Mgmt or            For or     For or
Issuer (Canadian         Exchange              Meeting       Identification of         security    Vote      Against    Against
Income Trusts)           Symbol    CUSIP       Date          Matter voted on           holder      Cast (1)  Prosposal  Management


Crescent Point Energy    CPG       225908102   11/27/2006    Approve Reorganization    Mgmt        Yes       For        For
Trust (2)
                                                             Approve Olympia Trust     Mgmt        Yes       For        For
                                                             Company as Trustee of
                                                             the Trust

Yellow Pages Income      YLO       985569102   5/9/2007      Elect Trustees of the     Mgmt        No        N/A        N/A
Fund                                                         Fund - Michael A
                                                             Boychuk, John R
                                                             Gaulding, Paul Gobeil,
                                                             Michael R Lambert,
                                                             Donald F Mazankowski,
                                                             Anthony G Miller,
                                                             Heather E L Munroe-Blum,
                                                             Martin Nisenholtz, Marc L
                                                             Reisch, Stuart H B
                                                             Smith, and Marc P Tellier

                                                             Appoint Deloitte &        Mgmt        No        N/A        N/A
                                                             Touche LLP as Auditors
                                                             and Authorize Board to
                                                             Fix Their Remuneration

BFI Canada Income Fund   BFC       55390108    5/15/2007     Elect Trustee Keith       Mgmt        No        N/A        N/A
                                                             Carrigan
                                                             Elect Trustee Charles F.  Mgmt        No        N/A        N/A
                                                             Flood
                                                             Elect Trustee Joseph      Mgmt        No        N/A        N/A
                                                             Wright
                                                             Elect Trustee T. Iain     Mgmt        No        N/A        N/A
                                                             Ronald
                                                             Elect Trustee James       Mgmt        No        N/A        N/A
                                                             Forese
                                                             Elect Trustee Daniel      Mgmt        No        N/A        N/A
                                                             Milliard
                                                             Approve Deloitte &        Mgmt        No        N/A        N/A
                                                             Touche LLP as Auditors
                                                             and Authorize Board to
                                                             Fix Remuneration of
                                                             Auditors

Boralex Power Income     BPT       09951T106   5/15/2007     Direct Trustee to Vote    Mgmt        No        N/A        N/A
Fund                                                         to Elect Marcel Aubut,
                                                             Claude Boivin, Michel
                                                             Cote, Jean E. Douville,
                                                             Alain Rheaume, Bernard
                                                             Lemaire, Patrick Lemaire
                                                             and Yves Rheault as
                                                             Trustees of BPT
                                                             Direct Trustee to Vote    Mgmt        No        N/A        N/A
                                                             to Approve Ernst & Young
                                                             LLP as Auditors of BPT
                                                             and Authorize Trustees
                                                             to Fix Remuneration of
                                                             Auditors
                                                             Approve Ernst & Young     Mgmt        No        N/A        N/A
                                                             LLP as Auditors of the
                                                             Fund and Authorize
                                                             Trustees to Fix
                                                             Remuneration of Auditors


Teranet Income Fund      TF        88078Y107   5/29/2007     Elect as Trustees: Jon N  Mgmt        No        N/A        N/A
                                                             Hagan, David H
                                                             Tsubouchi, John L
                                                             Ronson, Stuart Angus,
                                                             Ronald M Meade, D R
                                                             (Rick) Reid, and
                                                             Aristides M S Kaplanis

                                                             Approve Deloitte &        Mgmt        No        N/A        N/A
                                                             Touche as Auditors and
                                                             Authorize Board to Fix
                                                             Remuneration of Auditors

Crescent Point Energy    CPG       225908102   5/31/2007     Fix Number of Directors   Mgmt        Yes       For        For
Trust (2)                                                    at Seven
                                                             Elect Director Peter      Mgmt        Yes       For        For
                                                             Bannister
                                                             Elect Director Paul       Mgmt        Yes       For        For
                                                             Colborne
                                                             Elect Director Kenney F.  Mgmt        Yes       For        For
                                                             Cugnet
                                                             Elect Director D. Hugh    Mgmt        Yes       For        For
                                                             Gillard
                                                             Elect Director Gerald A.  Mgmt        Yes       For        For
                                                             Romanzin
                                                             Elect Director Scott      Mgmt        Yes       For        For
                                                             Saxberg
                                                             Elect Director Greg       Mgmt        Yes       For        For
                                                             Turnbull
                                                             Ratify                    Mgmt        Yes       For        For
                                                             PricewaterhouseCoopers
                                                             LLP as Auditors
                                                             Amend Restricted Stock    Mgmt        Yes       For        For
                                                             Plan

Atlantic Power Corp.     ATP       04878Q400   6/6/2007      Elect Directors Irving    Mgmt        No        N/A        N/A
                                                             Gerstein, Ken Hartwick,
                                                             John McNeil, Barry Welch
                                                             and William Whitman
                                                             Approve KPMG LLP as       Mgmt        No        N/A        N/A
                                                             Auditors and Authorize
                                                             Board to Fix
                                                             Remuneration of Auditors

Energy Savings Income    SIF       292717105   6/28/2007     Direct Trustees to Vote   Mgmt        No        N/A        N/A
Fund                                                         to Elect John A. Brussa,
                                                             Michael Kirby, Gordon D.
                                                             Giffin, R. Roy McMurtry,
                                                             Rebecca MacDonald,
                                                             Brennan R. Mulcahy, Hugh
                                                             D. Segal and Brian R.D.
                                                             Smith as Directors of
                                                             Ontario Energy Savings
                                                             Corp.
                                                             Approve KPMG LLP as       Mgmt        No        N/A        N/A
                                                             Auditors and Authorize
                                                             Board to Fix
                                                             Remuneration of Auditors
                                                             Amend Unit Appreciation   Mgmt        No        N/A        N/A
                                                             Rights Plan


(1) Votes not cast were due to an administrative error which has subsequently been rectified.

(2)  46,500 units were voted.

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST TAX-ADVANTAGED PREFERRED
                           INCOME FUND
                           -----------------------------------


By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------
                           James A. Bowen, President


Date                       August 31, 2007
                           -------------------------

* Print the name and title of each signing officer under his or her signature.